Schedule of condensed statement of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating expenses
General and administrative expenses	$ (16,472)	$ (4,335)	$ (5,370)
Total operating expenses	(19,655)	(6,700)	(7,821)
Other income/(expense)
Interest expenses, net	(2,100)	(2,707)	(2,060)
Other expense	(1,085)	17	214
Loss before income tax expenses	(16,554)	(11,106)	(10,549)
Income tax expense	19
Net loss	(16,573)	(11,106)	(10,549)
Net (loss)/income attributable to AUTOZI’s ordinary shareholders	(16,508)	32,466	(21,577)
Parent Company [Member]
Operating expenses
General and administrative expenses	(11,008)	(129)
Total operating expenses	(11,008)	(129)
Other income/(expense)
Interest expenses, net	(489)	(26)
Fair value changes on convertible notes	(948)
Other expense	(1,534)
Equity in loss of subsidiaries	(2,529)	(10,701)	(10,152)
Loss before income tax expenses	(16,508)	(10,856)	(10,152)
Income tax expense
Net loss	(16,508)	(10,856)	(10,152)
Less: net loss attributable to mezzanine equity		(153)	(162)
Less: accretion of mezzanine equity to redemption value		10,300	11,587
Plus: conversion of redeemable principal interests into ordinary shares upon IPO		53,469
Net (loss)/income attributable to AUTOZI’s ordinary shareholders	$ (16,508)	$ 32,466	$ (21,577)